Certain Relationships and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For those identified as Related Persons as of December 31, 2023, the following table provides an analysis of changes in the loans outstanding during 2023 and 2022:

	Year ended December 31
dollars in thousands	2023	2022
Balance at January 1	$171	$122
New loans	1,657	61
Repayments	(59)	(12)
Balance at December 31	$1,769	$171